Note 24 - Post-employment and other employee benefit commitments	6 Months Ended
Jun. 30, 2019
Post-employment and other employee benefit commitments
Post-Employment and other employee benefit commitments

24. Post-employment and other employee benefit commitments

The Group sponsors defined-contribution plans for the majority of its active employees with the plans in Spain and Mexico being the most significant. Most defined benefit plans are closed to new employees with liabilities relating largely to retired employees, the most significant being those in Spain, Mexico, the United States and Turkey. In Mexico, the Group provides medical benefits to a closed group of employees and their family members, both active service and in retirees.

The amounts relating to the post-employment benefit commitments recorded in the consolidated income statement for the six month periods ended June 30, 2019 and 2018 are as follows:

Consolidated income statement impact (Millions of Euros)
	Notes	June 2019	June 2018
Interest income and expense		38	41
Personnel expense		79	81
Defined contribution plan expense	39.1	55	51
Defined benefit plan expense	39.1	24	30
Provisions, net	41	127	57
Total impact on income statement: expense (income)		244	179